Loans and advances to customers - Internal rating (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Financial assets	$ 1,616,873	$ 1,773,414
Maximum Exposure to Credit Risk	1,530,693	1,724,748
Internal credit grades
Credit risk
Maximum Exposure to Credit Risk	461,960	432,508
Internal credit grades | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	295,243	289,531
Internal credit grades | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	380,506	348,977
Internal credit grades | Public sector loans | Gross carrying amount
Credit risk
Financial assets	85,263	59,446
Internal credit grades | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	81,454	83,531
Internal credit grades | Guarantees
Credit risk
Guarantees and loan commitments	56,923	62,529
Internal credit grades | Loans and credits
Credit risk
Guarantees and loan commitments	24,531	21,002
Rating category, 9.3
Credit risk
Maximum Exposure to Credit Risk	518	520
Rating category, 9.3 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	518	520
Rating category, 9.3 | Guarantees
Credit risk
Guarantees and loan commitments	518	520
Rating category, 9.0
Credit risk
Maximum Exposure to Credit Risk		157
Rating category, 9.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments		157
Rating category, 9.0 | Guarantees
Credit risk
Guarantees and loan commitments		157
Rating category, 8.5
Credit risk
Maximum Exposure to Credit Risk	2,941	8,514
Rating category, 8.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	2,941	8,514
Rating category, 8.5 | Guarantees
Credit risk
Guarantees and loan commitments	2,940	8,474
Rating category, 8.5 | Loans and credits
Credit risk
Guarantees and loan commitments	1	40
Rating category, 8.0
Credit risk
Maximum Exposure to Credit Risk	15,531	16,912
Rating category, 8.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	15,531	16,912
Rating category, 8.0 | Guarantees
Credit risk
Guarantees and loan commitments	14,668	16,638
Rating category, 8.0 | Loans and credits
Credit risk
Guarantees and loan commitments	863	274
Rating category, 7.5
Credit risk
Maximum Exposure to Credit Risk	5,330	5,820
Rating category, 7.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	1,623	1,751
Rating category, 7.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	1,623	1,751
Rating category, 7.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	3,707	4,069
Rating category, 7.5 | Guarantees
Credit risk
Guarantees and loan commitments	3,521	3,945
Rating category, 7.5 | Loans and credits
Credit risk
Guarantees and loan commitments	186	124
Rating category, 7.0
Credit risk
Maximum Exposure to Credit Risk	28,757	22,507
Rating category, 7.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	11,593	11,269
Rating category, 7.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	20,662	20,235
Rating category, 7.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	9,069	8,966
Rating category, 7.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	8,095	2,272
Rating category, 7.0 | Guarantees
Credit risk
Guarantees and loan commitments	8,066	2,251
Rating category, 7.0 | Loans and credits
Credit risk
Guarantees and loan commitments	29	21
Rating category, 6.5
Credit risk
Maximum Exposure to Credit Risk	66,889	52,173
Rating category, 6.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	31,990	41,729
Rating category, 6.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	52,902	41,729
Rating category, 6.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	20,912
Rating category, 6.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	13,987	10,444
Rating category, 6.5 | Guarantees
Credit risk
Guarantees and loan commitments	13,690	10,032
Rating category, 6.5 | Loans and credits
Credit risk
Guarantees and loan commitments	297	412
Rating category, 6.0
Credit risk
Maximum Exposure to Credit Risk	55,484	46,113
Rating category, 6.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	39,440	26,484
Rating category, 6.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	44,317	31,489
Rating category, 6.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	4,877	5,005
Rating category, 6.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	11,167	14,624
Rating category, 6.0 | Guarantees
Credit risk
Guarantees and loan commitments	7,372	11,108
Rating category, 6.0 | Loans and credits
Credit risk
Guarantees and loan commitments	3,795	3,516
Rating category, 5.5
Credit risk
Maximum Exposure to Credit Risk	93,425	90,778
Rating category, 5.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	72,625	68,363
Rating category, 5.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	80,225	77,256
Rating category, 5.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	7,600	8,893
Rating category, 5.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	13,200	13,522
Rating category, 5.5 | Guarantees
Credit risk
Guarantees and loan commitments	2,621	3,916
Rating category, 5.5 | Loans and credits
Credit risk
Guarantees and loan commitments	10,579	9,606
Rating category, 5.0
Credit risk
Maximum Exposure to Credit Risk	125,753	120,253
Rating category, 5.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	79,781	84,532
Rating category, 5.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	117,657	112,379
Rating category, 5.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	37,876	27,846
Rating category, 5.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	8,096	7,874
Rating category, 5.0 | Guarantees
Credit risk
Guarantees and loan commitments	1,744	2,868
Rating category, 5.0 | Loans and credits
Credit risk
Guarantees and loan commitments	6,352	5,006
Rating category, 4.5
Credit risk
Maximum Exposure to Credit Risk	30,976	31,021
Rating category, 4.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	25,216	21,204
Rating category, 4.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	30,078	29,940
Rating category, 4.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	4,862	8,736
Rating category, 4.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	898	1,081
Rating category, 4.5 | Guarantees
Credit risk
Guarantees and loan commitments	72	101
Rating category, 4.5 | Loans and credits
Credit risk
Guarantees and loan commitments	826	980
Rating category, 4.0
Credit risk
Maximum Exposure to Credit Risk	9,815	12,516
Rating category, 4.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	8,934	12,389
Rating category, 4.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	8,934	12,389
Rating category, 4.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	881	127
Rating category, 4.0 | Guarantees
Credit risk
Guarantees and loan commitments	878
Rating category, 4.0 | Loans and credits
Credit risk
Guarantees and loan commitments	3	127
Rating category, 3.5
Credit risk
Maximum Exposure to Credit Risk	6,668	4,156
Rating category, 3.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	5,643	4,156
Rating category, 3.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	5,643	4,156
Rating category, 3.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	1,025
Rating category, 3.5 | Guarantees
Credit risk
Guarantees and loan commitments	4
Rating category, 3.5 | Loans and credits
Credit risk
Guarantees and loan commitments	1,021
Rating category, 3.0
Credit risk
Maximum Exposure to Credit Risk	2,490	4,260
Rating category, 3.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	2,361	3,334
Rating category, 3.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	2,428	3,334
Rating category, 3.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	67
Rating category, 3.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	62	926
Rating category, 3.0 | Guarantees
Credit risk
Guarantees and loan commitments		39
Rating category, 3.0 | Loans and credits
Credit risk
Guarantees and loan commitments	62	887
Rating category, 2.5
Credit risk
Maximum Exposure to Credit Risk	386	4,257
Rating category, 2.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	386	4,257
Rating category, 2.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	386	4,257
Rating category, 2.0
Credit risk
Maximum Exposure to Credit Risk	1,064	998
Rating category, 2.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	1,041	998
Rating category, 2.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	1,041	998
Rating category, 2.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	23
Rating category, 2.0 | Loans and credits
Credit risk
Guarantees and loan commitments	23
Rating category, 1.5
Credit risk
Maximum Exposure to Credit Risk	118	779
Rating category, 1.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	118	704
Rating category, 1.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	118	704
Rating category, 1.5 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments		75
Rating category, 1.5 | Guarantees
Credit risk
Guarantees and loan commitments		75
Rating category, 1.0
Credit risk
Maximum Exposure to Credit Risk	101	561
Rating category, 1.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	101	555
Rating category, 1.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	101	555
Rating category, 1.0 | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments		6
Rating category, 1.0 | Guarantees
Credit risk
Guarantees and loan commitments		6
Not rated.
Credit risk
Maximum Exposure to Credit Risk	15,714	10,214
Not rated. | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	14,391	7,806
Not rated. | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	14,391	7,806
Not rated. | Financial instruments not recognized on the consolidated balance sheet
Credit risk
Guarantees and loan commitments	1,323	2,408
Not rated. | Guarantees
Credit risk
Guarantees and loan commitments	829	2,399
Not rated. | Loans and credits
Credit risk
Guarantees and loan commitments	$ 494	$ 9